Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,797	$ 27,485
Less accumulated depreciation	(17,726)	(16,762)
Net premises and equipment	10,071	10,723
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,009	14,882
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,798	10,616
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,990	$ 1,987